Property Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [Abstract]
Schedule of property plant and equipment, net
	Machinery and equipment	Computers	Office furniture and equipment	Leasehold improvements	Printers leased to clients	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Cost
As of January 1, 2019	4,132	471	158	1,719	199	6,679
Additions	770	5	32	26	-	833
Disposals	(306)	-	(3)	-	(87)	(396)
Designation change	112	-	-	-	(112)	-
As of December 31, 2019	4,708	476	187	1,745	-	7,116

Additions	1,163	124	85	12	-	1,384
Disposals	-	(8)	(22)	-	-	(30)
As of December 31, 2020	5,871	592	250	1,757	-	8,470

Depreciation accrued
As of January 1, 2019	792	365	37	238	47	1,479
Disposals	799	65	17	166	13	1,060
Designation change	(133)	-	(1)	-	(32)	(166)
Disposals	28	-	-	-	(28)	-
As of December 31, 2019	1,486	430	53	404	-	2,373

Additions	787	47	30	167	-	1,031
Disposals	-	(8)	(18)	-	-	(26)
As of December 31, 2020	2,273	469	65	571	-	3,378

Carrying amount
As of December 31, 2020	3,598	123	185	1,186	-	5,092
As of December 31, 2019	3,222	46	134	1,341	-	4,743